UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Emerging Markets ex-China ETF

Ticker: EMM

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Emerging Markets ex-China ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/emm/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets ex-China ETF	$39	0.77%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,488,263	46	$80,675	62.06%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Exchange-Traded Funds 35.9%
Taiwan 22.8%
South Korea 12.0%
Saudi Arabia 4.7%
United Arab Emirates 3.9%
Mexico 3.6%
Indonesia 3.2%
South Africa 2.8%
Greece 1.7%
Vietnam 1.4%
Chile 1.1%
Philippines 0.9%
Other Countries 3.5%

Value	Value
Other Countries	3.5%
Philippines	0.9%
Chile	1.1%
Vietnam	1.4%
Greece	1.7%
South Africa	2.8%
Indonesia	3.2%
Mexico	3.6%
United Arab Emirates	3.9%
Saudi Arabia	4.7%
South Korea	12.0%
Taiwan	22.8%
Exchange-Traded Funds	35.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Global X India Active ETFFootnote Reference**	28.6%
Taiwan Semiconductor Manufacturing ADR	13.4%
Global X Brazil Active ETFFootnote Reference**	7.3%
MediaTek	3.5%
Samsung Electronics GDR	2.5%
HD Hyundai Electric	2.1%
Shinhan Financial Group	1.9%
ADNOC Drilling PJSC	1.7%
Saudi National Bank	1.7%
Al Rajhi Bank	1.6%
Footnote	Description
Footnote**	Affiliated Investment

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/emm/

GX-SA-EMM-2025

Global X Funds

Global X Emerging Markets Great Consumer ETF

Ticker: EMC

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Emerging Markets Great Consumer ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/emc/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Great Consumer ETF	$39	0.75%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$85,004,851	73	$352,883	31.81%

What did the Fund invest in?

Country WeightingsFootnote Reference*

China
30.9%
India
20.9%
Taiwan
14.9%
South Korea
5.9%
Brazil
5.8%
Saudi Arabia
3.5%
United Arab Emirates
2.8%
Indonesia
2.8%
Mexico
2.3%
South Africa
2.2%
Greece
1.5%
Vietnam
1.1%
Other Countries
4.2%

Value	Value
Other Countries	4.2%
Vietnam	1.1%
Greece	1.5%
South Africa	2.2%
Mexico	2.3%
Indonesia	2.8%
United Arab Emirates	2.8%
Saudi Arabia	3.5%
Brazil	5.8%
South Korea	5.9%
Taiwan	14.9%
India	20.9%
China	30.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	10.7%
Tencent Holdings	4.6%
MediaTek	4.2%
Alibaba Group Holding	3.4%
Kolmar Korea	3.1%
ICICI Bank ADR	2.8%
Trip.com Group	2.4%
Xiaomi, Cl B	2.4%
Meituan, Cl B	2.2%
Apollo Hospitals Enterprise	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/emc/

GX-SA-EMC-2025

Global X Funds

Global X Emerging Markets Bond ETF

Ticker: EMBD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Emerging Markets Bond ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/embd/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Bond ETF	$20	0.39%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$219,063,783	213	$413,456	15.01%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Mexico 9.1%
Chile 7.3%
South Africa 5.3%
U.S. Treasury Obligations 5.3%
Brazil 4.3%
Hungary 3.9%
United Arab Emirates 3.7%
Dominican Republic 3.7%
Peru 3.4%
Saudi Arabia 3.3%
Oman 3.3%
Colombia 3.0%
Exchange-Traded Fund 0.9%
Other Countries 40.7%

Value	Value
Other Countries	40.7%
Exchange-Traded Fund	0.9%
Colombia	3.0%
Oman	3.3%
Saudi Arabia	3.3%
Peru	3.4%
Dominican Republic	3.7%
United Arab Emirates	3.7%
Hungary	3.9%
Brazil	4.3%
U.S. Treasury Obligations	5.3%
South Africa	5.3%
Chile	7.3%
Mexico	9.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Eskom Holdings SOC	6.350%	08/10/28	1.4%
U.S. Treasury Notes	5.000%	10/31/25	1.4%
Argentine Republic Government International Bond	4.125%	07/09/35	1.3%
Peruvian Government International Bond	8.750%	11/21/33	1.2%
Republic of Poland Government International Bond	5.500%	04/04/53	1.2%
Abu Dhabi Government International Bond	5.500%	04/30/54	1.2%
Hungary Government International Bond	6.250%	09/22/32	1.1%
Brazilian Government International Bond	6.000%	10/20/33	1.1%
Petroleos Mexicanos	6.840%	01/23/30	1.1%
Saudi Government International Bond	5.750%	01/16/54	1.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/embd/

GX-SA-EMBD-2025

Global X Funds

Global X Brazil Active ETF

Ticker: BRAZ

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Brazil Active ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/braz/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Brazil Active ETF	$39	0.76%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,570,017	24	$12,809	33.19%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
36.1%
Energy
14.6%
Materials
13.0%
Industrials
9.7%
Utilities
8.7%
Consumer Staples
6.5%
Consumer Discretionary
6.4%
Information Technology
2.4%

Value	Value
Information Technology	2.4%
Consumer Discretionary	6.4%
Consumer Staples	6.5%
Utilities	8.7%
Industrials	9.7%
Materials	13.0%
Energy	14.6%
Financials	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Petroleo Brasileiro ADR	12.7%
Itau Unibanco Holding ADR	11.0%
NU Holdings, Cl A	10.6%
Vale ADR, Cl B	5.6%
Banco Bradesco ADR	5.3%
Itausa	4.7%
Banco BTG Pactual	4.5%
WEG	4.3%
Centrais Eletricas Brasileiras ADR	3.9%
Localiza Rent a Car	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/braz/

GX-SA-BRAZ-2025

Global X Funds

Global X India Active ETF

Ticker: NDIA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X India Active ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ndia/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X India Active ETF	$37	0.75%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$42,255,958	29	$106,109	13.03%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials 33.7%
Information Technology 11.5%
Energy 10.4%
Consumer Discretionary 10.2%
Industrials 8.8%
Consumer Staples 6.3%
Materials 5.4%
Communication Services 3.9%
Real Estate 3.2%
Utilities 2.8%
Health Care 2.5%

Value	Value
Health Care	2.5%
Utilities	2.8%
Real Estate	3.2%
Communication Services	3.9%
Materials	5.4%
Consumer Staples	6.3%
Industrials	8.8%
Consumer Discretionary	10.2%
Energy	10.4%
Information Technology	11.5%
Financials	33.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
HDFC Bank	9.1%
Reliance Industries GDR	8.3%
ICICI Bank ADR	7.5%
Infosys ADR	5.6%
Axis Bank	5.3%
Larsen & Toubro	4.7%
Tata Consultancy Services	4.2%
United Spirits	3.9%
Bharti Airtel	3.9%
UltraTech Cement	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ndia/

GX-SA-NDIA-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Emerging Markets ex-China ETF (ticker: EMM)

Global X Emerging Markets Great Consumer ETF (ticker: EMC)

Global X Emerging Markets Bond ETF (ticker: EMBD)

Global X Brazil Active ETF (ticker: BRAZ)

Global X India Active ETF (ticker: NDIA)

Semi-Annual Financials and Other Information

May 31, 2025

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — 61.6%
ARGENTINA — 0.5%
Energy — 0.5%
Vista Energy ADR *	2,026	$100,348

BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	26	66,646

CANADA — 0.4%
Materials — 0.4%
Franco-Nevada	500	84,400

CHILE — 1.1%
Materials — 1.1%
Antofagasta PLC	8,262	197,263

GREECE — 1.7%
Financials — 1.0%
Alpha Services and Holdings	59,325	190,598

Industrials — 0.7%
Metlen Energy & Metals	2,324	117,933

TOTAL GREECE		308,531
INDONESIA — 3.2%
Consumer Staples — 0.8%
Sumber Alfaria Trijaya	1,016,100	151,573

Financials — 2.4%
Bank Central Asia	299,200	172,651
Bank Mandiri Persero	802,300	261,030
		433,681
TOTAL INDONESIA		585,254

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 3.6%
Consumer Staples — 1.2%
Wal-Mart de Mexico	70,000	$229,774

Financials — 1.0%
Grupo Financiero Banorte, Cl O	21,500	189,961

Real Estate — 1.4%
Inmobiliaria Vesta	87,400	251,851

TOTAL MEXICO		671,586
PHILIPPINES — 0.9%
Financials — 0.9%
BDO Unibank	59,260	170,998

POLAND — 0.5%
Consumer Staples — 0.5%
Dino Polska *	633	92,908

SAUDI ARABIA — 4.7%
Consumer Staples — 0.5%
Nahdi Medical	2,967	96,484

Financials — 3.3%
Al Rajhi Bank	12,252	297,511
Saudi National Bank	33,385	308,787
		606,298
Industrials — 0.9%
United International Transportation	8,947	169,083

TOTAL SAUDI ARABIA		871,865
SOUTH AFRICA — 2.8%
Consumer Staples — 0.7%
Clicks Group	6,187	133,001

Financials — 2.1%
Capitec Bank Holdings	1,204	229,793

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
FirstRand	39,995	$165,030
		394,823
TOTAL SOUTH AFRICA		527,824
SOUTH KOREA — 12.0%
Communication Services — 1.2%
HYBE	1,148	221,329

Consumer Discretionary — 0.4%
Hyundai Motor	610	81,926

Consumer Staples — 2.5%
Cosmax	1,360	207,001
Kolmar Korea	4,131	248,513
		455,514
Financials — 1.9%
Shinhan Financial Group	8,207	345,602

Industrials — 2.1%
HD Hyundai Electric	1,416	388,972

Information Technology — 3.9%
Samsung Electronics GDR	459	461,754
SK Hynix	1,783	264,277
		726,031
TOTAL SOUTH KOREA		2,219,374
TAIWAN — 22.8%
Industrials — 1.5%
Fortune Electric	18,000	275,990

Information Technology — 21.3%
Alchip Technologies	2,000	187,530
ASPEED Technology	2,000	262,943
Hon Hai Precision Industry	32,000	166,575
MediaTek	15,500	651,684
Quanta Computer	22,000	199,309

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Taiwan Semiconductor Manufacturing ADR	12,774	$2,469,470
		3,937,511
TOTAL TAIWAN		4,213,501
THAILAND — 0.5%
Health Care — 0.5%
Bangkok Dusit Medical Services NVDR	136,412	89,341

TURKEY — 0.7%
Financials — 0.7%
Haci Omer Sabanci Holding	63,661	125,402

UNITED ARAB EMIRATES — 3.9%
Energy — 1.7%
ADNOC Drilling PJSC	218,792	312,730

Industrials — 1.6%
Salik PJSC	184,181	286,827

Real Estate — 0.6%
Aldar Properties PJSC	50,684	114,670

TOTAL UNITED ARAB EMIRATES		714,227
UNITED STATES — 0.5%
Information Technology — 0.5%
Globant *	997	97,796

VIETNAM — 1.4%
Consumer Discretionary — 0.4%
Phu Nhuan Jewelry JSC	20,000	63,352

Information Technology — 1.0%
FPT	42,500	190,104

TOTAL VIETNAM		253,456
TOTAL COMMON STOCK (Cost $10,358,573)		11,390,720

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 35.9%
International Equity — 35.9%
Global X Brazil Active ETF(A)	58,730	$1,352,840
Global X India Active ETF (A)(B)	176,950	5,285,107
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,252,765)		6,637,947
TOTAL INVESTMENTS — 97.5% (Cost $16,611,338)		$18,028,667

Percentages are based on Net Assets of $18,488,263.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	For financial information on the Global X India Active ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

As of May 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2025	Income	Capital Gains
Global X Brazil Active ETF
$—	$1,287,422	$—	$65,418	$—	$1,352,840	$—	$—
Global X India Active ETF
—	4,965,343	—	319,764	—	5,285,107	—	—
Totals:
$—	$6,252,765	$—	$385,182	$–	$6,637,947	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — 98.8%
ARGENTINA — 0.5%
Energy — 0.5%
Vista Energy ADR *	9,426	$466,870

BRAZIL — 5.8%
Consumer Discretionary — 1.4%
MercadoLibre *	195	499,842
Vivara Participacoes	160,200	726,371
		1,226,213

Consumer Staples — 0.6%
Raia Drogasil	188,816	489,165

Financials — 1.8%
Itau Unibanco Holding ADR	177,338	1,168,657
NU Holdings, Cl A *	30,307	363,987
		1,532,644

Industrials — 2.0%
Localiza Rent a Car	88,500	663,281
WEG	137,400	1,015,150
		1,678,431
TOTAL BRAZIL		4,926,453
CANADA — 0.5%
Materials — 0.5%
Franco-Nevada	2,456	414,573

CHILE — 0.8%
Materials — 0.8%
Antofagasta PLC	30,231	721,795

CHINA — 30.9%
Communication Services — 8.0%
Kuaishou Technology, Cl B *	193,700	1,316,603
NetEase	45,400	1,104,090
Tencent Holdings	61,800	3,926,362

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Tencent Music Entertainment Group	52,400	$453,398
		6,800,453

Consumer Discretionary — 16.8%
Alibaba Group Holding	197,300	2,865,820
ANTA Sports Products	42,900	522,193
BYD, Cl H	29,200	1,462,691
H World Group	232,200	824,680
Haier Smart Home, Cl H	240,500	705,409
Meituan, Cl B *	106,900	1,881,286
Midea Group, Cl A	78,900	866,167
New Oriental Education & Technology Group	89,200	423,161
PDD Holdings ADR *	9,146	882,681
Trip.com Group	32,800	2,066,326
Yum China Holdings	39,450	1,743,708
		14,244,122

Consumer Staples — 1.3%
Eastroc Beverage Group, Cl A	15,463	687,087
Proya Cosmetics, Cl A	32,400	399,373
		1,086,460

Financials — 1.8%
China Merchants Bank, Cl H	240,500	1,499,761

Information Technology — 3.0%
Lenovo Group	501,600	578,261
Xiaomi, Cl B *	310,800	2,019,404
		2,597,665
TOTAL CHINA		26,228,461
GREECE — 1.5%
Financials — 0.9%
Alpha Services and Holdings	226,393	727,349

Industrials — 0.6%
Metlen Energy & Metals	10,592	537,500

TOTAL GREECE		1,264,849

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
INDIA — 20.9%
Communication Services — 0.6%
Bharti Airtel	22,081	$478,957

Consumer Discretionary — 9.7%
Eicher Motors	7,698	479,781
Indian Hotels, Cl A	143,724	1,292,970
Mahindra & Mahindra	27,165	944,958
MakeMyTrip *	13,420	1,363,875
Titan	20,672	858,767
Trent	13,337	879,549
TVS Motor	32,521	1,056,785
Zomato *	490,674	1,366,433
		8,243,118

Financials — 2.8%
ICICI Bank ADR	69,026	2,363,450

Health Care — 4.2%
Apollo Hospitals Enterprise	22,859	1,837,936
Max Healthcare Institute	132,458	1,741,650
		3,579,586

Real Estate — 3.6%
Godrej Properties *	54,391	1,426,147
Prestige Estates Projects	96,910	1,660,861
		3,087,008
TOTAL INDIA		17,752,119
INDONESIA — 2.8%
Consumer Staples — 0.9%
Sumber Alfaria Trijaya	4,904,300	731,581

Financials — 1.9%
Bank Central Asia	1,611,300	929,786
Bank Mandiri Persero	2,237,400	727,945
		1,657,731
TOTAL INDONESIA		2,389,312

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 2.3%
Consumer Staples — 1.5%
Gruma, Cl B	25,335	$477,182
Wal-Mart de Mexico	243,300	798,630
		1,275,812
Financials — 0.8%
Grupo Financiero Banorte, Cl O	77,243	682,474

TOTAL MEXICO		1,958,286
POLAND — 0.4%
Consumer Staples — 0.4%
Dino Polska *	2,503	367,374

SAUDI ARABIA — 3.5%
Consumer Staples — 0.5%
Nahdi Medical	13,350	434,129

Financials — 2.3%
Al Rajhi Bank	45,761	1,111,198
Saudi National Bank	85,069	786,826
		1,898,024

Industrials — 0.7%
United International Transportation	32,909	621,926

TOTAL SAUDI ARABIA		2,954,079
SOUTH AFRICA — 2.2%
Consumer Staples — 0.7%
Clicks Group	27,933	600,472

Financials — 1.5%
Capitec Bank Holdings	3,224	615,325
FirstRand	154,391	637,058
		1,252,383
TOTAL SOUTH AFRICA		1,852,855

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 5.9%
Communication Services — 1.5%
HYBE	6,771	$1,305,419

Consumer Staples — 3.1%
Kolmar Korea	43,369	2,608,992

Information Technology — 1.3%
SK Hynix	7,414	1,098,908

TOTAL SOUTH KOREA		5,013,319
TAIWAN — 14.9%
Information Technology — 14.9%
MediaTek	84,000	3,531,708
Taiwan Semiconductor Manufacturing ADR	47,156	9,116,198

TOTAL TAIWAN		12,647,906
THAILAND — 0.8%
Health Care — 0.8%
Bangkok Dusit Medical Services NVDR	1,059,500	693,907

TURKEY — 0.7%
Financials — 0.7%
Haci Omer Sabanci Holding	290,182	571,612

UNITED ARAB EMIRATES — 2.8%
Energy — 1.1%
ADNOC Drilling PJSC	661,823	945,976

Industrials — 1.2%
Salik PJSC	640,218	997,018

Real Estate — 0.5%
Aldar Properties PJSC	210,301	475,797

TOTAL UNITED ARAB EMIRATES		2,418,791

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 0.5%
Information Technology — 0.5%
Globant *	4,651	$456,216

VIETNAM — 1.1%
Consumer Discretionary — 0.2%
Phu Nhuan Jewelry JSC	62,200	197,025

Information Technology — 0.9%
FPT	162,300	725,972

TOTAL VIETNAM		922,997
TOTAL COMMON STOCK (Cost $73,562,100)		84,021,774
TOTAL INVESTMENTS — 98.8% (Cost $73,562,100)		$84,021,774

Percentages are based on Net Assets of $85,004,851.

*	Non-income producing security.

As of May 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 61.6%
Angola — 0.6%
Angolan Government International Bond 8.750%, 04/14/32	$1,600,000	$1,311,675
Argentina — 2.8%
Argentine Republic Government International Bond
5.000%, 01/09/38(A)	2,600,000	1,848,600
4.125%, 07/09/35(A)	4,100,000	2,753,150
3.500%, 07/09/41(A)	2,400,000	1,490,400
		6,092,150
Azerbaijan — 0.3%
Republic of Azerbaijan International Bond 3.500%, 09/01/32	800,000	700,394
Bahrain — 0.4%
Bahrain Government International Bond 6.750%, 09/20/29	700,000	710,112
Bahrain Government International Bond MTN 5.250%, 01/25/33	300,000	272,817
		982,929
Brazil — 3.5%
Brazilian Government International Bond
7.125%, 05/13/54	2,300,000	2,126,875
6.125%, 01/22/32	1,500,000	1,515,088
6.000%, 10/20/33	2,500,000	2,452,971
4.500%, 05/30/29	1,400,000	1,361,220
3.750%, 09/12/31	200,000	178,265
		7,634,419
Bulgaria — 0.6%
Bulgaria Government International Bond 5.000%, 03/05/37	1,300,000	1,255,538
Chile — 1.1%
Chile Government International Bond
4.000%, 01/31/52	1,200,000	899,400
3.860%, 06/21/47	200,000	150,840
3.240%, 02/06/28	600,000	580,320
2.550%, 01/27/32	800,000	692,000
		2,322,560

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Colombia — 2.6%
Colombia Government International Bond
7.750%, 11/07/36	$1,000,000	$970,000
5.200%, 05/15/49	1,200,000	786,600
4.500%, 03/15/29	1,200,000	1,129,800
3.875%, 04/25/27	1,200,000	1,171,980
3.250%, 04/22/32	1,300,000	1,019,850
3.125%, 04/15/31	800,000	654,000
		5,732,230
Costa Rica — 1.0%
Costa Rica Government International Bond
6.550%, 04/03/34(B)	400,000	411,512
6.125%, 02/19/31	1,800,000	1,841,526
		2,253,038
Cote d’Ivoire — 0.4%
Ivory Coast Government International Bond 6.125%, 06/15/33	1,000,000	885,120
Dominican Republic — 3.7%
Dominican Republic International Bond
7.050%, 02/03/31	1,700,000	1,762,475
6.400%, 06/05/49	200,000	182,500
6.000%, 07/19/28	1,800,000	1,815,300
5.950%, 01/25/27	300,000	301,650
5.500%, 02/22/29	800,000	789,360
4.875%, 09/23/32	1,600,000	1,457,440
4.500%, 01/30/30	1,800,000	1,688,220
		7,996,945
Ecuador — 1.2%
Ecuador Government International Bond
6.900%, 07/31/30(A)	1,000,000	774,510
5.500%, 07/31/35(A)	2,300,000	1,431,750
5.000%, 07/31/40(A)	1,400,000	747,852
		2,954,112
Egypt — 2.4%
Egypt Government International Bond
8.875%, 05/29/50	600,000	474,604
7.903%, 02/21/48	600,000	434,391
7.625%, 05/29/32	1,000,000	900,805
7.500%, 01/31/27	900,000	909,797
5.800%, 09/30/27	2,300,000	2,221,804

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Egypt — continued
Egypt Government International Bond MTN 5.875%, 02/16/31	$600,000	$512,818
		5,454,219
El Salvador — 0.1%
El Salvador Government International Bond 7.125%, 01/20/50(B)	400,000	324,360
Ghana — 0.7%
Ghana Government International Bond
6.067%, 07/03/26	120,000	116,100
5.576%, 01/03/30	166,679	135,427
5.000%, 07/03/29(A)	1,000,000	910,000
5.000%, 07/03/35(A)	500,000	368,750
		1,530,277
Hungary — 3.4%
Hungary Government International Bond
6.750%, 09/25/52	800,000	800,000
6.250%, 09/22/32	2,400,000	2,484,960
6.125%, 05/22/28	1,200,000	1,235,952
5.500%, 06/16/34	900,000	871,058
5.500%, 03/26/36	1,000,000	946,500
5.250%, 06/16/29	1,000,000	1,002,426
		7,340,896
India — 0.5%
Export-Import Bank of India 3.875%, 02/01/28	1,200,000	1,171,848
Indonesia — 1.3%
Indonesia Government International Bond
5.650%, 01/11/53	800,000	776,757
5.250%, 01/15/30	1,000,000	1,027,296
4.550%, 01/11/28	800,000	803,984
		2,608,037
Jordan — 0.2%
Jordan Government International Bond 5.750%, 01/31/27	400,000	397,000
Kazakhstan — 0.4%
Development Bank of Kazakhstan JSC 5.625%, 04/07/30	1,000,000	992,446

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Kenya — 0.3%
Republic of Kenya Government International Bond
9.750%, 02/16/31	$500,000	$498,500
8.250%, 02/28/48	200,000	157,562
		656,062
Lebanon — 0.2%
Lebanon Government International Bond MTN 6.650%, 02/26/30(C)	2,500,000	433,705
Mexico — 2.7%
Mexico Government International Bond
6.400%, 05/07/54	1,500,000	1,320,330
6.350%, 02/09/35	2,100,000	2,091,894
4.750%, 04/27/32	1,800,000	1,675,764
4.400%, 02/12/52	200,000	133,180
2.659%, 05/24/31	600,000	509,040
		5,730,208
Morocco — 1.9%
Morocco Government International Bond
6.500%, 09/08/33	200,000	207,934
5.950%, 03/08/28	1,000,000	1,017,500
4.000%, 12/15/50	200,000	131,500
3.000%, 12/15/32	1,000,000	826,352
2.375%, 12/15/27	1,800,000	1,682,827
		3,866,113
Nigeria — 1.7%
Nigeria Government International Bond
8.747%, 01/21/31	1,200,000	1,157,040
7.696%, 02/23/38	1,500,000	1,229,625
7.143%, 02/23/30	800,000	735,869
Nigeria Government International Bond MTN 7.625%, 11/28/47	1,000,000	749,419
		3,871,953
Oman — 3.3%
Oman Government International Bond
6.250%, 01/25/31	2,000,000	2,091,096
5.625%, 01/17/28	2,100,000	2,121,779
5.375%, 03/08/27	1,200,000	1,208,612
4.750%, 06/15/26	700,000	697,068

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Oman — continued
Oman Government International Bond MTN 6.000%, 08/01/29	$1,000,000	$1,030,820
		7,149,375
Pakistan — 0.2%
Pakistan Government International Bond MTN 7.375%, 04/08/31	400,000	340,596
Panama — 1.2%
Panama Government International Bond
6.400%, 02/14/35	500,000	470,150
4.500%, 04/01/56	400,000	243,900
3.875%, 03/17/28	1,200,000	1,145,280
3.870%, 07/23/60	1,600,000	853,680
		2,713,010
Paraguay — 0.4%
Paraguay Government International Bond
5.000%, 04/15/26	314,000	313,215
4.950%, 04/28/31	600,000	588,438
		901,653
Peru — 2.9%
Peruvian Government International Bond
8.750%, 11/21/33	2,200,000	2,653,970
5.875%, 08/08/54	1,800,000	1,697,220
5.375%, 02/08/35	1,000,000	983,000
2.783%, 01/23/31	900,000	792,630
2.392%, 01/23/26	200,000	196,460
		6,323,280
Philippines — 1.5%
Philippine Government International Bond
6.375%, 10/23/34	1,700,000	1,851,859
5.950%, 10/13/47	200,000	202,661
5.500%, 01/17/48	1,000,000	955,586
3.700%, 02/02/42	600,000	469,416
		3,479,522
Poland — 1.7%
Bank Gospodarstwa Krajowego MTN 5.375%, 05/22/33	1,100,000	1,094,389

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Poland — continued
Republic of Poland Government International Bond 5.500%, 04/04/53	$2,850,000	$2,593,466
		3,687,855
Qatar — 1.2%
Qatar Government International Bond
4.817%, 03/14/49	700,000	621,600
4.625%, 06/02/46	200,000	176,455
4.400%, 04/16/50	1,000,000	834,500
3.750%, 04/16/30	800,000	778,480
		2,411,035
Romania — 1.5%
Romanian Government International Bond
5.750%, 03/24/35	600,000	538,044
5.250%, 11/25/27	600,000	594,000
4.000%, 02/14/51	1,000,000	601,773
3.625%, 03/27/32	1,000,000	835,874
3.000%, 02/14/31	850,000	709,120
		3,278,811
Saudi Arabia — 1.5%
Saudi Government International Bond MTN
5.750%, 01/16/54	2,600,000	2,422,875
4.500%, 04/17/30	400,000	396,879
2.250%, 02/02/33	600,000	494,604
		3,314,358
Serbia — 0.7%
Serbia International Bond 6.500%, 09/26/33	1,500,000	1,546,617
South Africa — 3.8%
Republic of South Africa Government International Bond
7.300%, 04/20/52	1,000,000	865,000
5.875%, 09/16/25	600,000	600,917
5.875%, 04/20/32	2,000,000	1,916,800
4.875%, 04/14/26	1,400,000	1,393,204
4.850%, 09/27/27	1,000,000	990,064
4.850%, 09/30/29	1,800,000	1,714,500
4.300%, 10/12/28	1,000,000	956,010
		8,436,495

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Sri Lanka — 0.6%
Sri Lanka Government International Bond
4.000%, 04/15/28	$205,451	$191,326
3.600%, 06/15/35(A)	400,000	270,475
3.600%, 05/15/36(A)	500,000	388,125
3.600%, 02/15/38(A)	100,000	78,000
3.350%, 03/15/33(A)	406,380	315,453
3.100%, 01/15/30(A)	207,180	179,797
		1,423,176
Trinidad & Tobago — 0.3%
Trinidad & Tobago Government International Bond 6.400%, 06/26/34	800,000	763,960
Turkey — 2.9%
Türkiye Government International Bond
6.500%, 01/03/35	1,200,000	1,099,721
6.125%, 10/24/28	2,400,000	2,375,136
5.750%, 05/11/47	1,200,000	861,335
4.750%, 01/26/26	1,000,000	998,818
4.250%, 04/14/26	1,000,000	988,910
		6,323,920
Ukraine — 0.8%
Ukraine Government International Bond
14.988%, 02/01/30(A)	200,000	96,500
12.801%, 02/01/34(A)	600,000	223,500
9.256%, 02/01/35(A)	439,274	211,950
7.991%, 02/01/36(A)	400,000	192,600
1.750%, 02/01/34(A)	350,000	170,625
1.750%, 02/01/35(A)	1,400,000	672,000
1.750%, 02/01/36(A)	600,000	282,000
		1,849,175
United Arab Emirates — 2.4%
Abu Dhabi Government International Bond 5.500%, 04/30/54	2,600,000	2,535,895
Abu Dhabi Government International Bond MTN 4.875%, 04/30/29	1,000,000	1,019,744
Finance Department Government of Sharjah 6.500%, 11/23/32	1,300,000	1,341,990

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
United Arab Emirates — continued
Finance Department Government of Sharjah MTN 4.375%, 03/10/51	$200,000	$132,548
		5,030,177
Uruguay — 0.7%
Uruguay Government International Bond
5.100%, 06/18/50	1,000,000	895,450
4.375%, 01/23/31	600,000	592,020
		1,487,470
TOTAL SOVEREIGN DEBT (Cost $134,049,052)		134,958,719

CORPORATE OBLIGATIONS — 29.4%
Azerbaijan — 0.9%
Energy — 0.9%
Southern Gas Corridor CJSC 6.875%, 03/24/26	2,000,000	2,020,000
Brazil — 0.8%
Energy — 0.2%
Raizen Fuels Finance 6.450%, 03/05/34	400,000	396,083
Industrials — 0.6%
Rumo Luxembourg SARL 4.200%, 01/18/32	1,400,000	1,226,540
		1,622,623
Chile — 6.2%
Consumer Staples — 0.5%
Cia Cervecerias Unidas 3.350%, 01/19/32	1,200,000	1,052,842
Energy — 2.1%
Empresa Nacional del Petroleo
6.150%, 05/10/33	2,200,000	2,227,181
5.250%, 11/06/29	2,400,000	2,408,566
		4,635,747

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 2.5%
Corp Nacional del Cobre de Chile
5.950%, 01/08/34	$1,700,000	$1,701,718
3.625%, 08/01/27	1,500,000	1,464,900
3.000%, 09/30/29	2,300,000	2,102,186
		5,268,804
Utilities — 1.1%
Chile Electricity Lux MPC SARL 6.010%, 01/20/33	2,325,000	2,386,031
		13,343,424
China — 0.2%
Consumer Discretionary — 0.2%
Prosus 4.987%, 01/19/52	500,000	369,056
Colombia — 0.4%
Energy — 0.4%
Ecopetrol 5.875%, 05/28/45	1,300,000	875,297
Hungary — 0.5%
Utilities — 0.5%
MVM Energetika Zrt 6.500%, 03/13/31	1,050,000	1,071,853
Indonesia — 1.3%
Energy — 0.1%
Pertamina Persero MTN 6.450%, 05/30/44	200,000	200,580
Materials — 1.0%
Freeport Indonesia 6.200%, 04/14/52	200,000	191,349
Freeport Indonesia MTN 5.315%, 04/14/32	600,000	592,151
Indonesia Asahan Aluminium / Mineral Industri Indonesia Persero 6.530%, 11/15/28	1,200,000	1,256,981
		2,040,481
Utilities — 0.2%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN 4.125%, 05/15/27	400,000	394,784
		2,635,845

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Kazakhstan — 0.6%
Energy — 0.6%
KazMunayGas National JSC 6.375%, 10/24/48	$1,000,000	$888,586
Tengizchevroil Finance International 4.000%, 08/15/26	400,000	392,582
		1,281,168
Kuwait — 1.0%
Financials — 1.0%
NBK SPC
5.500%, SOFRRATE + 1.160%, 06/06/30(D)	1,000,000	1,022,570
1.625%, SOFRRATE + 1.050%, 09/15/27(D)	1,200,000	1,149,594
		2,172,164
Malaysia — 1.6%
Energy — 1.6%
Petronas Capital 5.848%, 04/03/55	1,000,000	990,571
Petronas Capital MTN
4.550%, 04/21/50	1,800,000	1,486,779
3.500%, 04/21/30	1,100,000	1,043,377
		3,520,727
Mexico — 6.4%
Communication Services — 0.4%
America Movil 4.700%, 07/21/32	1,000,000	975,461

Consumer Staples — 1.5%
Becle 2.500%, 10/14/31	900,000	740,411
Bimbo Bakeries USA
6.400%, 01/15/34	1,400,000	1,465,457
6.050%, 01/15/29	1,000,000	1,037,621
		3,243,489
Energy — 3.1%
Petroleos Mexicanos
10.000%, 02/07/33	1,000,000	1,031,579
7.690%, 01/23/50	1,350,000	992,627
6.840%, 01/23/30	2,600,000	2,429,621
6.500%, 01/23/29	1,550,000	1,482,233
5.950%, 01/28/31	1,000,000	866,765
		6,802,825

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — 0.4%
Banco Nacional de Comercio Exterior SNC
5.875%, 05/07/30	$250,000	$250,782
2.720%, H15T5Y + 2.000%, 08/11/31(D)	800,000	751,940
		1,002,722
Materials — 0.3%
Orbia Advance 2.875%, 05/11/31	800,000	655,940

Utilities — 0.7%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 7.250%, 01/31/41	1,491,376	1,471,615
		14,152,052
Morocco — 0.7%
Materials — 0.7%
OCP 6.700%, 03/01/36	1,600,000	1,574,058

Peru — 0.5%
Energy — 0.5%
Pluspetrol Camisea / Pluspetrol Lote 56 6.240%, 07/03/36	800,000	813,018
Transportadora de Gas del Peru 4.250%, 04/30/28	120,000	118,746
		931,764
Poland — 0.7%
Energy — 0.7%
ORLEN 6.000%, 01/30/35	1,500,000	1,513,125

Saudi Arabia — 1.8%
Energy — 1.5%
EIG Pearl Holdings SARL
4.387%, 11/30/46	800,000	613,864
3.545%, 08/31/36	595,586	523,071
Saudi Arabian Oil MTN
5.750%, 07/17/54	1,800,000	1,635,300
3.500%, 04/16/29	800,000	766,324
		3,538,559

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — 0.3%
Acwa Power Management and Investments One 5.950%, 12/15/39	$565,374	$562,491
		4,101,050
South Africa — 1.5%
Materials — 0.1%
Sasol Financing USA 5.500%, 03/18/31	400,000	327,863

Utilities — 1.4%
Eskom Holdings SOC MTN 6.350%, 08/10/28	3,100,000	3,101,736
		3,429,599
South Korea — 0.2%
Information Technology — 0.2%
SK Hynix 2.375%, 01/19/31	600,000	522,797

Thailand — 0.5%
Materials — 0.5%
GC Treasury Center MTN 2.980%, 03/18/31	1,200,000	1,034,302

United Arab Emirates — 1.3%
Energy — 0.5%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47	600,000	530,454
Adnoc Murban Rsc 5.125%, 09/11/54	800,000	709,800
		1,240,254
Industrials — 0.5%
DP World Crescent 5.500%, 09/13/33	600,000	600,747
DP World Crescent MTN 4.848%, 09/26/28	200,000	199,698
DP World MTN 4.700%, 09/30/49	400,000	322,636
		1,123,081
Utilities — 0.3%
National Central Cooling PJSC 2.500%, 10/21/27	800,000	757,120
		3,120,455

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
United Kingdom — 0.2%
Consumer Staples — 0.2%
CK Hutchison International 23 4.750%, 04/21/28	$500,000	$501,426

United States — 2.1%
Financials — 1.5%
Bank of America MTN 4.948%, SOFRRATE + 2.040%, 07/22/28(D)	1,000,000	1,006,287
JPMorgan Chase
3.960%, TSFR3M + 1.507%, 01/29/27(D)	1,100,000	1,095,391
1.578%, SOFRRATE + 0.885%, 04/22/27(D)	1,200,000	1,168,588
		3,270,266
Materials — 0.6%
GCC 3.614%, 04/20/32	1,500,000	1,308,856
		4,579,122
TOTAL CORPORATE OBLIGATIONS (Cost $65,579,740)		64,371,907

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
4.625%, 02/15/2055	2,000,000	1,907,500
4.500%, 11/15/2054	2,000,000	1,866,875
4.250%, 02/15/2054	2,000,000	1,786,328
		5,560,703
U.S. Treasury Notes
5.000%, 10/31/2025	3,000,000	3,007,078
4.250%, 01/31/2030	2,000,000	2,024,688
4.250%, 11/15/2034	1,000,000	990,156
		6,021,922
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,660,613)		11,582,625

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Shares	Value
EXCHANGE-TRADED FUND — 0.9%
Domestic Fixed Income — 0.9%
Global X 1-3 Month T-Bill ETF (E)	20,000	$2,008,400
TOTAL EXCHANGE-TRADED FUND (Cost $2,009,548)		2,008,400
TOTAL INVESTMENTS — 97.2% (Cost $213,298,953)		$212,921,651

Percentages are based on Net Assets of $219,063,783.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $735,872, representing 0.3% of the Net Assets of the Fund.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(E)	Affiliated investment.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$134,958,719	$—	$134,958,719
Corporate Obligations	—	64,371,907	—	64,371,907
U.S. Treasury Obligations	—	11,582,625	—	11,582,625
Exchange-Traded Fund	2,008,400	—	—	2,008,400
Total Investments in Securities	$2,008,400	$210,913,251	$—	$212,921,651

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2025:
Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,255,688	$752,776	$—	$(64)	$—	$2,008,400	$40,503	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — 92.7%
BRAZIL — 87.0%
Consumer Discretionary — 6.4%
Direcional Engenharia	13,900	$98,599
MercadoLibre *	28	71,772
Vivara Participacoes	27,400	124,236
		294,607
Consumer Staples — 3.2%
Raia Drogasil	56,200	145,597

Energy — 14.6%
Petroleo Brasileiro ADR	50,488	582,631
PRIO *	12,200	82,901
		665,532
Financials — 31.4%
Banco Bradesco ADR	83,567	240,673
Banco BTG Pactual	29,800	205,614
Itau Unibanco Holding ADR	76,596	504,768
NU Holdings, Cl A *	40,246	483,354
		1,434,409
Industrials — 9.7%
Localiza Rent a Car	21,000	157,389
Rumo	27,200	89,306
WEG	26,700	197,267
		443,962
Materials — 13.0%
ERO Copper *	8,442	118,990
Suzano ADR	14,289	124,029
Vale ADR, Cl B	27,972	255,384
Wheaton Precious Metals	1,100	95,425
		593,828
Utilities — 8.7%
Centrais Eletricas Brasileiras ADR	24,418	178,984
Cia Paranaense de Energia - Copel ADR	12,002	107,778

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Equatorial Energia	17,600	$112,532
		399,294
TOTAL BRAZIL		3,977,229
MEXICO — 1.4%
Consumer Staples — 1.4%
Coca-Cola Femsa ADR	678	64,410

UNITED STATES — 4.3%
Consumer Staples — 1.9%
JBS	12,600	88,191

Information Technology — 2.4%
Globant *	1,104	108,291

TOTAL UNITED STATES		196,482
TOTAL COMMON STOCK (Cost $4,290,653)		4,238,121

PREFERRED STOCK — 4.7%
BRAZIL—4.7%
Financials — 4.7%
Itausa (A)	111,433	215,204
TOTAL PREFERRED STOCK (Cost $183,942)		215,204
TOTAL INVESTMENTS — 97.4% (Cost $4,474,595)		$4,453,325

Percentages are based on Net Assets of $4,570,017.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

As of May 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — 98.7%
INDIA — 96.9%
Communication Services — 3.9%
Bharti Airtel	75,647	$1,640,852

Consumer Discretionary — 10.2%
Eicher Motors	12,884	803,001
Tata Motors	122,993	1,034,104
Titan	32,738	1,360,019
Zomato *	391,991	1,091,620
		4,288,744
Consumer Staples — 6.3%
Avenue Supermarts *	21,804	1,019,711
United Spirits	92,957	1,651,229
		2,670,940
Energy — 10.4%
Bharat Petroleum	238,210	886,311
Reliance Industries GDR	53,295	3,506,811
		4,393,122
Financials — 33.7%
Axis Bank	160,972	2,242,604
Federal Bank	433,961	1,024,670
General Insurance Corp of India	173,745	835,681
Go Digit General Insurance *	212,143	855,265
HDFC Bank	168,656	3,833,118
ICICI Bank ADR	92,394	3,163,571
Kfin Technologies	34,818	438,892
SBI Life Insurance	50,112	1,061,209
Shriram Finance	102,817	768,169
		14,223,179
Health Care — 2.5%
Apollo Hospitals Enterprise	13,375	1,075,392

Industrials — 7.0%
Kajaria Ceramics	79,454	965,379

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Larsen & Toubro	46,623	$2,002,269
		2,967,648
Information Technology — 11.5%
Infosys ADR	129,139	2,349,038
LTIMindtree	12,655	749,599
Tata Consultancy Services	43,670	1,767,417
		4,866,054
Materials — 5.4%
Steel Authority of India	573,088	865,107
UltraTech Cement	10,821	1,417,510
		2,282,617
Real Estate — 3.2%
Prestige Estates Projects	78,929	1,352,700

Utilities — 2.8%
NTPC	299,705	1,169,401

TOTAL INDIA		40,930,649
UNITED STATES — 1.8%
Industrials — 1.8%
Timken	11,436	783,252

TOTAL COMMON STOCK (Cost $39,675,838)		41,713,901
TOTAL INVESTMENTS — 98.7% (Cost $39,675,838)		$41,713,901

Percentages are based on Net Assets of $42,255,958.

*	Non-income producing security.

As of May 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

CJSC — Closed Joint-Stock Company

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

SOC — State Owned Company

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3-Month

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF	Global X Emerging Markets Bond ETF
Assets:
Cost of Investments	$10,358,573	$73,562,100	$211,289,405
Cost of Affiliated Investments	6,252,765	—	2,009,548
Cost (Proceeds) of Foreign Currency	1,883	181,295	—
Investments, at Value	$11,390,720	$84,021,774	$210,913,251
Affiliated Investments, at Value	6,637,947	—	2,008,400
Cash	460,402	1,151,767	3,386,327
Foreign Currency, at Value	1,893	180,876	—
Dividend, Interest, and Securities Lending Income Receivable	3,818	44,621	2,827,871
Reclaim Receivable	860	4,731	—
Unrealized Appreciation on Spot Contracts	—	355	—
Receivable for Investment Securities Sold	—	630,014	—
Total Assets	18,495,640	86,034,138	219,135,849
Liabilities:
Payable due to Investment Adviser	7,376	55,014	72,052
Payable for Capital Shares Redeemed	—	842,469	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	131,770	—
Custodian Fees Payable	1	34	14
Total Liabilities	7,377	1,029,287	72,066
Net Assets	$18,488,263	$85,004,851	$219,063,783
Net Assets Consist of:
Paid-in Capital	$26,924,728	$449,720,784	$233,203,973
Total Accumulated Losses	(8,436,465)	(364,715,933)	(14,140,190)
Net Assets	$18,488,263	$85,004,851	$219,063,783
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	660,587	3,069,074	9,600,000
Net Asset Value, Offering and Redemption Price Per Share	$27.99	$27.70	$22.82

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X Brazil Active ETF	Global X India Active ETF
Assets:
Cost of Investments	$4,474,595	$39,675,838
Cost (Proceeds) of Foreign Currency	1,044	4,605
Investments, at Value	$4,453,325	$41,713,901
Cash	102,821	826,101
Foreign Currency, at Value	1,044	4,612
Dividend, Interest, and Securities Lending Income Receivable	15,757	30,399
Reclaim Receivable	18	—
Total Assets	4,572,965	42,575,013
Liabilities:
Payable due to Investment Adviser	2,933	26,759
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	292,292
Custodian Fees Payable	15	4
Total Liabilities	2,948	319,055
Net Assets	$4,570,017	$42,255,958
Net Assets Consist of:
Paid-in Capital	$4,865,947	$40,361,247
Total Distributable Earnings (Accumulated Losses)	(295,930)	1,894,711
Net Assets	$4,570,017	$42,255,958
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	200,000	1,420,000
Net Asset Value, Offering and Redemption Price Per Share	$22.85	$29.76

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF	Global X Emerging Markets Bond ETF
Investment Income:
Dividend Income	$217,148	$826,083	$—
Dividend Income, from Affiliated Investments	—	—	40,503
Interest Income	13,013	33,265	6,636,420
Less: Foreign Taxes Withheld	(27,762)	(79,435)	(4,063)
Total Investment Income	202,399	779,913	6,672,860
Expenses:
Supervision and Administration Fees(1)	80,675	352,883	413,456
Custodian Fees(2)	1,825	310	27
Total Expenses	82,500	353,193	413,483
Net Investment Income	119,899	426,720	6,259,377
Net Realized Gain (Loss) on:
Investments(3)	1,495,043	4,230,231	(180,909)
Foreign Currency Transactions	(12,144)	(21,310)	—
Foreign Capital Gains Tax	(63,768)	(125,564)	—
Payment from Adviser(4)	7,531	—	667
Net Realized Gain (Loss)	1,426,662	4,083,357	(180,242)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,001,947)	916,608	(2,120,254)
Affiliated Investments	385,182	—	(64)
Foreign Capital Gains Tax on Appreciated Securities	157,948	264,493	—
Foreign Currency Translations	44	1,047	—
Net Change in Unrealized Appreciation (Depreciation)	(1,458,773)	1,182,148	(2,120,318)
Net Realized and Unrealized Gain (Loss)	(32,111)	5,265,505	(2,300,560)
Net Increase in Net Assets Resulting from Operations	$87,788	$5,692,225	$3,958,817

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X Brazil Active ETF	Global X India Active ETF
Investment Income:
Dividend Income	$111,103	$84,587
Interest Income	633	18,760
Less: Foreign Taxes Withheld	(4,810)	(18,244)
Total Investment Income	106,926	85,103
Expenses:
Supervision and Administration Fees(1)	12,809	106,109
Custodian Fees(2)	228	7
Total Expenses	13,037	106,116
Net Investment Income (Loss)	93,889	(21,013)
Net Realized Gain (Loss) on:
Investments(3)	(268,921)	401,288
Foreign Currency Transactions	(12,366)	(35,623)
Foreign Capital Gains Tax	—	(45,184)
Payment from Adviser(4)	6	—
Net Realized Gain (Loss)	(281,281)	320,481
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	459,214	1,018,001
Foreign Capital Gains Tax on Appreciated Securities	—	(131,434)
Foreign Currency Translations	263	(14)
Net Change in Unrealized Appreciation (Depreciation)	459,477	886,553
Net Realized and Unrealized Gain (Loss)	178,196	1,207,034
Net Increase in Net Assets Resulting from Operations	$272,085	$1,186,021

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets ex-China ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024(1)	Period Ended November 30, 2023(1)
Operations:
Net Investment Income	$119,899	$265,384	$199,751
Net Realized Gain (Loss)	1,426,662	449,641	(1,180,658)
Net Change in Unrealized Appreciation (Depreciation)	(1,458,773)	1,660,833	998,042
Net Increase in Net Assets Resulting from Operations	87,788	2,375,858	17,135
Distributions	(119,966)	(248,101)	N/A
Class A	N/A	N/A	N/A
Class C	N/A	N/A	N/A
Class I	N/A	N/A	N/A
Total Distributions	(119,966)	(248,101)	N/A
Capital Share Transactions:
Issued	6,762,024	3,795	3,984,574
Reinvestment of Distributions	—	—	—
Redeemed	(13,291,320)	(1,414,497)	(2,437,800)
Merger#	—	—	22,663,555
	(6,529,296)	(1,410,702)	24,210,329
Class A
Issued	N/A	N/A	N/A
Reinvestment of Distributions	N/A	N/A	N/A
Redeemed	N/A	N/A	N/A
Merger#	N/A	N/A	N/A
	N/A	N/A	N/A
Class C
Issued	N/A	N/A	N/A
Reinvestment of Distributions	N/A	N/A	N/A
Redeemed	N/A	N/A	N/A
Merger#	N/A	N/A	N/A
	N/A	N/A	N/A
Class I
Issued	N/A	N/A	512,846
Reinvestment of Distributions	N/A	N/A	N/A
Redeemed	N/A	N/A	(872,337)
Merger#	N/A	N/A	(22,672,930)
	N/A	N/A	(23,032,421)
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,529,296)	(1,410,702)	1,177,908
Total Increase (Decrease) in Net Assets	(6,561,474)	717,055	1,195,043
Net Assets:
Beginning of Year/Period	25,049,737	24,332,682	23,137,639
End of Year/Period	$18,488,263	$25,049,737	$24,332,682

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets ex-China ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024(1)	Period Ended November 30, 2023(1)
Share Transactions:
Issued	250,000	—	160,000
Reinvestment of Distributions	—	—	—
Redeemed	(510,000)	(50,000)	(90,000)
Merger#	—	—	900,587
	(260,000)	(50,000)	970,587
Class A
Issued	N/A	N/A	N/A
Reinvestment of Distributions	N/A	N/A	N/A
Redeemed	N/A	N/A	N/A
Merger#	N/A	N/A	N/A
	N/A	N/A	N/A
Class C
Issued	N/A	N/A	N/A
Reinvestment of Distributions	N/A	N/A	N/A
Redeemed	N/A	N/A	N/A
Merger#	N/A	N/A	N/A
	N/A	N/A	N/A
Class I
Issued	N/A	N/A	51,184
Reinvestment of Distributions	N/A	N/A	—
Redeemed	N/A	N/A	(87,358)
Merger#	N/A	N/A	(2,252,411)
	N/A	N/A	(2,288,585)
Net Decrease in Shares Outstanding from Share Transactions	(260,000)	(50,000)	(1,317,998)

(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ex-China ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.
#	See Note 9 in the Notes to Financial Statements in relation to period ended November 30, 2023. See Note 1 in the Notes to Financials in relation to year end April 30, 2023.

N/A – Not applicable. Class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Great Consumer ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024(1)	Period Ended November 30, 2023(1)
Operations:
Net Investment Income	$426,720	$1,777,915	$1,600,701
Net Realized Gain (Loss)	4,083,357	3,258,444	(16,164,493)
Net Change in Unrealized Appreciation (Depreciation)	1,182,148	9,434,594	8,665,820
Net Increase (Decrease) in Net Assets Resulting from Operations	5,692,225	14,470,953	(5,897,972)
Distributions	(728,080)	(2,297,470)	N/A
Class A	N/A	N/A	N/A
Class C	N/A	N/A	N/A
Class I	N/A	N/A	N/A
Total Distributions	(728,080)	(2,297,470)	N/A
Capital Share Transactions:
Issued	32,351	108,346	3,220,058
Reinvestment of Distributions	—	—	—
Redeemed	(33,034,048)	(108,586,028)	(169,628,445)
Merger#	—	—	378,237,835
	(33,001,697)	(108,477,682)	211,829,448
Class A
Issued	N/A	N/A	N/A
Reinvestment of Distributions	N/A	N/A	N/A
Redeemed	N/A	N/A	N/A
Merger#	N/A	N/A	N/A
	N/A	N/A	N/A
Class C
Issued	N/A	N/A	N/A
Reinvestment of Distributions	N/A	N/A	N/A
Redeemed	N/A	N/A	N/A
Merger#	N/A	N/A	N/A
	N/A	N/A	N/A
Class I
Issued	N/A	N/A	1,091,509
Reinvestment of Distributions	N/A	N/A	—
Redeemed	N/A	N/A	(35,835,923)
Merger#	N/A	N/A	(378,456,834)
	N/A	N/A	(413,201,248)
Decrease in Net Assets from Capital Share Transactions	(33,001,697)	(108,477,682)	(201,371,800)
Total Decrease in Net Assets	(28,037,552)	(96,304,199)	(207,269,772)
Net Assets:
Beginning of Year/Period	113,042,403	209,346,602	416,616,374
End of Year/Period	$85,004,851	$113,042,403	$209,346,602

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Great Consumer ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024(1)	Period Ended November 30, 2023(1)
Share Transactions:
Issued	—	—	120,000
Reinvestment of Distributions	—	—	—
Redeemed	(1,235,512)	(4,150,000)	(6,830,000)
Merger#	—	—	15,164,586
	(1,235,512)	(4,150,000)	8,454,586
Class A
Issued	N/A	N/A	N/A
Reinvestment of Distributions	N/A	N/A	N/A
Redeemed	N/A	N/A	N/A
Merger#	N/A	N/A	N/A
	N/A	N/A	N/A
Class C
Issued	N/A	N/A	N/A
Reinvestment of Distributions	N/A	N/A	N/A
Redeemed	N/A	N/A	N/A
Merger#	N/A	N/A	N/A
	N/A	N/A	N/A
Class I
Issued	N/A	N/A	93,659
Reinvestment of Distributions	N/A	N/A	—
Redeemed	N/A	N/A	(3,082,519)
Merger#	N/A	N/A	(32,284,021)
	N/A	N/A	(35,272,881)
Net Decrease in Shares Outstanding from Share Transactions	(1,235,512)	(4,150,000)	(26,818,295)

(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.
#	See Note 9 in the Notes to Financial Statements in relation to period ended November 30, 2023. See Note 1 in the Notes to Financials in relation to year end April 30, 2023.

N/A – Not applicable. Class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Bond ETF		Global X Brazil Active ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$6,259,377	$8,984,299	$93,889	$117,324
Net Realized Gain (Loss)	(180,242)	(4,060,127)	(281,281)	(69,764)
Net Change in Unrealized Appreciation (Depreciation)	(2,120,318)	13,867,891	459,477	(716,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,958,817	18,792,063	272,085	(668,638)
Distributions:	(7,114,061)	(8,479,479)	(62,215)	(116,138)
Capital Share Transactions:
Issued	26,338,751	64,859,731	1,319,330	514,775
Redeemed	(5,582,211)	—	—	—
Increase in Net Assets from Capital Share Transactions	20,756,540	64,859,731	1,319,330	514,775
Total Increase (Decrease) in Net Assets	17,601,296	75,172,315	1,529,200	(270,001)
Net Assets:
Beginning of Year/Period	201,462,487	126,290,172	3,040,817	3,310,818
End of Year/Period	$219,063,783	$201,462,487	$4,570,017	$3,040,817
Share Transactions:
Issued	1,150,000	2,850,000	60,000	20,000
Redeemed	(250,000)	—	—	—
Net Increase in Shares Outstanding from Share Transactions	900,000	2,850,000	60,000	20,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X India Active ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$(21,013)	$45,288
Net Realized Gain (Loss)	320,481	700,564
Net Change in Unrealized Appreciation (Depreciation)	886,553	628,791
Net Increase in Net Assets Resulting from Operations	1,186,021	1,374,643
Distributions:	(882,655)	(27,040)
Capital Share Transactions:
Issued	16,170,438	16,027,809
Increase in Net Assets from Capital Share Transactions	16,170,438	16,027,809
Total Increase in Net Assets	16,473,804	17,375,412
Net Assets:
Beginning of Year/Period	25,782,154	8,406,742
End of Year/Period	$42,255,958	$25,782,154
Share Transactions:
Issued	580,000	520,000

Net Increase in Shares Outstanding from Share Transactions	580,000	520,000

The accompanying notes are an integral part of the financial statements.

Financial Highlights

   Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets ex-China ETF(1)
2025 (Unaudited)§	27.21	0.15	0.76 ‡	0.91	(0.13)	—	—
2024	25.07	0.28	2.12	2.40	(0.26)	—	—
2023 ^	25.28	0.20	(0.41)	(0.21)	—	—	—
2023 ^^(3)	29.23	0.20	(1.25)	(1.05)	—	(2.90)	—
2022 ^^(3)	39.45	0.10	(7.69)	(7.59)	—	(2.63)	—
2021 ^^(3)	25.13	0.08	14.77	14.85	(0.53)	—	—
2020 ^^(3)	29.60	0.15	(4.62)	(4.47)	—	—	—
Global X Emerging Markets Great Consumer ETF(5)
2025 (Unaudited)§	26.26	0.12	1.50	1.62	(0.18)	—	—
2024	24.76	0.30	1.54	1.84	(0.34)	—	—
2023 ^	25.13	0.13	(0.50)	(0.37)	—	—	—
2023 ^^(6)	27.72	0.04	(2.63)	(2.59)	—	—	—
2022 ^^(6)	43.66	(0.09)	(13.11)	(13.20)	—	(2.74)	—
2021 ^^(6)	32.30	(0.04)	13.23	13.19	—	(1.83)	—
2020 ^^(6)	32.64	—	(0.06)	(0.06)	(0.15)	(0.13)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
^	For the period ended November 30th.
^^	For the year ended April 30th.
§	For the period ended May 31, 2025.
(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ex-China ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	Per share amounts have been adjusted for the Fund merging with the Emerging Markets Predecessor Fund via issuance of 0.4 shares of the Fund in exchange for every 1 Class I share of the Emerging Markets Predecessor Fund. (See Note 9 in the Notes to Financial Statements.)
(4)	The ratio of Expenses to Average Net Assets excluding waivers 2.05%, 1.52%, 1.55%, 1.60%, and 1.66% for the years ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020, and April 30, 2019, respectively.
(5)	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.13)	27.99	3.37	18,488	0.77	†	1.11	†(2)	62.06
(0.26)	27.21	9.57	25,050	0.76		1.01		83.82
—	25.07	(0.81)	24,333	0.77	†	1.36	†	55.87
(2.90)	25.28	(3.50)	23,138	1.15	(4)	0.74		116.00
(2.63)	29.23	(20.14)	42,258	1.15	(4)	0.31		106.00
(0.53)	39.45	59.28	57,212	1.15	(4)	0.22		123.00
—	25.13	(15.12)	46,976	1.15	(4)	0.54		95.00

(0.18)	27.70	6.20	85,005	0.75	†	0.91	†	31.81
(0.34)	26.26	7.45	113,042	0.75		1.13	(2)	72.71
—	24.76	(1.46)	209,347	0.78	†	0.89	†(2)	64.41
—	25.13	(9.36)	416,616	1.15	(7)	0.19		69.00
(2.74)	27.72	(31.34)	814,957	1.15	(7)	(0.24)		71.00
(1.83)	43.66	41.03	1,627,679	1.15	(7)	(0.10)		49.00
(0.28)	32.30	(0.23)	545,917	1.15	(7)	0.01		60.00

(6)	Per share amounts have been adjusted for the Fund merging with the Emerging Markets Great Consumer Predecessor Fund via issuance of 0.47 shares of the Fund in exchange for every 1 Class I share of the Emerging Markets Great Consumer Predecessor Fund. (See Note 9 in the Notes to Financial Statements.)
(7)	The ratio of Expenses to Average Net Assets excluding waivers 1.36%, 1.19%, 1.20%, 1.33%, and 1.41% for the years ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020, and April 30, 2019, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets Bond ETF
2025 (Unaudited)§	23.16	0.67	(0.24)	0.43	(0.77)	—	—
2024	21.59	1.31	1.52	2.83	(1.26)	—	—
2023	21.41	1.20	0.01	1.21	(1.03)	—	—
2022	25.73	0.93	(4.02)	(3.09)	(0.91)	(0.31)	(0.01)
2021	27.50	0.90	(1.30)	(0.40)	(0.99)	(0.38)	—
2020 (2)	25.00	0.49	2.47	2.96	(0.46)	—	—
Global X Brazil Active ETF
2025 (Unaudited)§	21.72	0.59	0.98	1.57	(0.44)	—	—
2024	27.59	0.88	(5.85)	(4.97)	(0.83)	(0.07)	—
2023 (3)	25.00	0.33	2.26	2.59	—	—	—
Global X India Active ETF
2025 (Unaudited)§	30.69	(0.02)	0.14	0.12	(0.04)	(1.01)	—
2024	26.27	0.08	4.42	4.50	—	(0.08)	—
2023 (4)	25.00	—	1.27	1.27	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2025.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
(1)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(2)	The Fund commenced operations on June 1, 2020.
(3)	The Fund commenced operations on August 16, 2023.
(4)	The Fund commenced operations on August 17, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.77)	22.82	1.91	219,064	0.39	#†	5.90	†(1)	15.01
(1.26)	23.16	13.47	201,462	0.39	#	5.80	(1)	35.35
(1.03)	21.59	5.80	126,290	0.39	#	5.58	(1)	35.97
(1.23)	21.41	(12.26)	98,476	0.39		4.10		51.59
(1.37)	25.73	(1.60)	136,391	0.39		3.37		70.51
(0.46)	27.50	11.91	68,739	0.39	†	3.72	†	38.12

(0.44)	22.85	7.60	4,570	0.76	†	5.50	†	33.19
(0.90)	21.72	(18.55)	3,041	0.75	#	3.46	(1)	55.91
—	27.59	10.36	3,311	0.75	#†	4.48	†(1)	13.88

(1.05)	29.76	0.50	42,256	0.75	†	(0.15	)†	13.03
(0.08)	30.69	17.16	25,782	0.76	#	0.28	(1)	53.06
—	26.27	5.08	8,407	0.76	#†	(0.03	)†(1)	23.87

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

May 31, 2025 (Unaudited)

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of May 31, 2025, the Trust had one hundred six portfolios, ninety-five of which were operational. The financial statements herein and the related notes pertain to the Global X Emerging Markets ex-China ETF, Global X Emerging Markets Great Consumer ETF, Global X Emerging Markets Bond ETF, Global X Brazil Active ETF and Global X India Active ETF (each a “Fund”, and collectively, the “Funds”).

Each Fund (except the Global X Emerging Markets ex-China ETF, Global X Emerging Markets Great Consumer ETF, and Global X Emerging Markets Bond ETF) has elected non-diversified status under the 1940 Act.

On November 11, 2022, the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”) approved, on behalf of the Funds, a proposed agreement and plan of reorganization of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”), each a series of Mirae Asset Discovery Funds, into corresponding newly created series of the Trust, resulting in their operation as actively managed exchange-traded funds (the “Reorganization”). The Board of Trustees of Mirae Asset Discovery Funds also voted to approve the Reorganization on behalf of the Predecessor Funds on November 11, 2022.

On March 15, 2023, the shareholders of the Predecessor Funds approved the Reorganization. Because the Funds only offer a single class of shares of beneficial interest, prior to the Reorganization, Class A shares and Class C shares of each Predecessor Fund were converted to Class I shares of each respective Predecessor Fund, without any contingent deferred sales charges or other charges. This change became effective on April 27, 2023. Upon the closing of the Reorganization on May 12, 2023, in exchange for their Class I Shares of the respective Predecessor Fund, each Predecessor Fund shareholder received shares of the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF, respectively. The Funds assumed the performance, financial, accounting and other historical information of the Predecessor Funds’ Class I shares. As disclosed in the shareholder proxy materials, the Funds underwent changes to certain service providers as part of the Reorganization.

Prior to April 27, 2023, each Fund offered three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares were identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds had a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds were offered without any front-end sales charge but were subject to a maximum deferred sales charge of 1.00% if redeemed less

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

1. ORGANIZATION (continued)

than one year after purchase. Class C Shares that were no longer subject to a deferred sales charge could be converted to Class A Shares of the same Fund on the basis of relative net asset values. No sales charges are assessed with respect to Class I Shares of the Funds.

Effective September 1, 2023, the Board approved the change of fiscal and tax year-ends from April 30, to November 30, for the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board of Trustees of the Trust (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

(the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2025, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at May 31, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax positions in the current period; however, Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

As of and during the reporting period ended May 31, 2025, the Funds did not have a liability for any unrecognized tax benefits as an income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

FOREIGN TAXES — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the period ended May 31, 2025, the Global X Emerging Markets Great Consumer ETF and the Global X India Active ETF have accrued foreign capital gains tax in the amount of $131,770, and $292,292, respectively, presented on the Statements of Assets and Liabilities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with The Bank of New York Mellon (“BNY”), the Funds’ custodian (“Custodian”), if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Emerging Markets ex-China ETF	10,000	$1,200	$1,200
Global X Emerging Markets Great Consumer ETF	10,000	1,200	1,200
Global X Emerging Markets Bond ETF	50,000	250	250
Global X Brazil Active ETF	10,000	250	250
Global X India Active ETF	10,000	500	500

SEGMENT REPORTING – The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees for investments in unaffiliated investment companies, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the six months ended May 31, 2025, the Adviser paid acquired fund fees and expenses for the Global X Emerging Markets ex-China ETF, Global X Emerging Markets Bond ETF and Global X Brazil Active ETF of $7,531, $667, and $6, respectively, and made such reimbursement payments to each Fund

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Emerging Markets ex-China ETF	0.75%
Global X Emerging Markets Great Consumer ETF	0.75%
Global X Emerging Markets Bond ETF	0.39%
Global X Brazil Active ETF	0.75%
Global X India Active ETF	0.75%

Sub-Adviser - Emerging Markets ex-China ETF and Emerging Markets Great Consumer ETF:

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Hong Kong”), an affiliate of the Adviser, under which the Adviser pays Mirae Hong Kong for management and operational services it provides to the Funds. Mirae Hong Kong, subject to the supervision and oversight of the Board and the Adviser, is responsible for the management of the Emerging Markets ex-China ETF and Emerging Markets Great Consumer ETF, and has discretion to buy or sell securities in accordance with each Fund’s investment objective. The Adviser may from time to time share certain of its profits with, or allocate other resources to, Mirae Hong Kong. Any such payments by the Adviser to Mirae Hong Kong will be from the Adviser’s own resources.

The Adviser pays Mirae Hong Kong a sub-adviser management fee of 25% of the Management Fee of each Fund, on assets managed by Mirae Hong Kong, in return for providing management and operation services to the respective Fund.

Sub-Adviser - Global X Emerging Markets Bond ETF:

The Adviser has entered into a sub-advisory agreement with Mirae Asset Global Investments (USA) LLC (“Mirae USA”), an affiliate of the Adviser, under which the Adviser pays Mirae USA for management and operational services it provides to the Global X Emerging Markets Bond ETF. Mirae USA, subject to the supervision and oversight of the Board and the Adviser, is responsible for the management of the Global X Emerging Markets Bond ETF, and has discretion to buy or sell securities in accordance with the Global X Emerging Markets Bond ETF’s investment objective.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The Adviser may from time to time share certain of its profits with, or allocate other resources to, Mirae USA. Any such payments by the Adviser to Mirae USA will be from the Adviser’s own resources.

The Adviser pays Mirae USA a fee (“Sub-Adviser Management Fee”) in return for providing management and operational services to the Global X Emerging Markets Bond ETF. The Adviser will pay a monthly Sub-Adviser Management Fee to Mirae USA at the annual rate set forth below for the Global X Emerging Markets Bond ETF:

•	0.14% on assets for any day that total assets are greater than or equal to $50 million.

•	0.00% on assets for any day that total assets are less than $50 million.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units, (2) all costs of maintaining the records required of a registered broker/dealer, (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws, (4) filing fees, and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY serves as transfer agent and Custodian to the Trust on behalf of the Funds. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. BNY also serves as the Trust’s transfer agent on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds: (i) perform and facilitate the performance of purchases

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2025, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Emerging Markets ex-China ETF	$13,045,152	$16,885,191
Global X Emerging Markets Great Consumer ETF	28,713,168	44,292,735
Global X Emerging Markets Bond ETF	23,648,825	29,106,196
Global X Brazil Active ETF	1,607,889	1,131,784
Global X India Active ETF	15,345,611	3,794,159

For the period ended May 31, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Emerging Markets ex-China ETF	$2,560,315	$5,243,697	$1,249,658
Global X Emerging Markets Great Consumer ETF	–	17,822,360	2,922,329
Global X Emerging Markets Bond ETF	25,745,813	5,525,485	64,449
Global X Brazil Active ETF	810,472	–	–
Global X India Active ETF	3,646,371	–	–

For the period ended May 31, 2025, the Global X Emerging Markets Bond ETF had purchases and sales of long-term U.S. Government securities of $7,739,844 and $2,970,742 respectively.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

5. TAX INFORMATION (continued)

net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the year or period ended November 30, 2024, November 30, 2023 and April 30, 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Emerging Markets ex-China ETF
2024	$248,101	$–	$–	$248,101
2023†	–	–	–	–
2023	–	2,887,714	–	2,887,714
Global X Emerging Markets Great Consumer ETF
2024	$2,297,470	$–	$–	$2,297,470
2023†	–	–	–	–
2023	–	–	–	–

†	For the period May 1, 2023 to November 30, 2023. Effective September 1, 2023, the Global X Emerging Markets ex-China ETF and the Global X Emerging Markets Great Consumer ETF changed their fiscal year end to November 30 (see Note 1 in the Notes to Financial Statements).

The tax character of dividends and distributions declared during the year ended November 30, 2024 and November 30, 2023 was as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Emerging Markets Bond ETF
2024	$8,479,479	$–	$–	$8,479,479
2023	5,417,100	–	–	5,417,100
Global X Brazil Active ETF
2024	$116,138	$–	$–	$116,138
2023	–	–	–	–
Global X India Active ETF
2024	$27,040	$–	$–	$27,040
2023	–	–	–	–

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

5. TAX INFORMATION (continued)

As of November 30, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF
Undistributed Ordinary Income	$5,461	$407,124
Capital Loss Carryforwards	(11,192,468)	(378,759,244)
Unrealized Appreciation on Investments and Foreign Currency	2,782,570	8,672,039
Other Temporary Differences	150	3
Total Accumulated Losses	$(8,404,287)	$(369,680,078)

	Global X Emerging Markets Bond ETF	Global X Brazil Active ETF	Global X India Active ETF
Undistributed Ordinary Income	$1,971,799	$41,354	$806,551
Undistributed Long-Term Capital Gain	–	–	26,296
Capital Loss Carryforwards	(14,346,744)	(55,299)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,390,003	(491,854)	758,498
Other Temporary Differences	(4)	(1)	–
Total Distributable Earnings (Accumulated Losses)	$(10,984,946)	$(505,800)	$1,591,345

Qualified late year ordinary (including currency and specified gain/loss items) represents losses realized from January 1, 2024 through November 30, 2024, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2025 was as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Emerging Markets ex-China ETF	$16,611,338	$1,957,727	$(698,341)	$1,259,386
Global X Emerging Markets Great Consumer ETF	73,562,100	15,715,996	(5,256,322)	10,459,674
Global X Emerging Markets Bond ETF	213,298,953	4,858,897	(5,236,199)	(377,302)

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

5. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Brazil Active ETF	$4,474,595	$355,666	$(376,936)	$(21,270)
Global X India Active ETF	39,675,838	2,579,248	(541,185)	2,038,063

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders may have limited legal remedies.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments.

Global X Emerging Markets Great Consumer ETF

For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the Chinese government will not place similar restrictions on other industries.

Chinese equities that utilize the VIE structure to list in the U.S. as American Depositary Receipts (“ADRs”) face the risk of regulatory action from U.S. authorities, including the risk of delisting. This will depend in part on whether U.S. regulatory authorities are satisfied with their access to mainland China and Hong Kong for the purpose of conducting inspections on the quality of audits for these companies. Although the U.S. and China reached an agreement in September 2022 to grant the U.S. access for such inspections, there is no guarantee that the agreement will be enforced or that U.S. regulatory authorities will continue to feel satisfied with their access. The Fund may be exposed to VIEs, as defined above.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Funds, and cause the Funds to decline in value.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADR and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

Securities pledged as collateral for repurchase agreements held in the Funds are held by BNY and are designated as being held on the Fund’s behalf under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in each Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2025, the Funds had no securities on loan.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. MERGER

Effective as of the close of business on May 12, 2023, the Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF (collectively, the “Acquiring Funds”) acquired all of the assets and assumed all of the liabilities of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”), respectively, pursuant to a Plan of Reorganization approved by the Board of Trustees on November 11, 2022. Effective as of the close of business on May 12, 2023, the Acquired Funds were reorganized into the Acquiring Funds, each a separate series of the Trust (together, the “Combined Funds”) and the Combined Funds were renamed Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF. The Acquiring Funds are the legal surviving entities in the Reorganization, while the Acquired Funds are the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Funds.

The acquisition was accomplished by a tax-free exchange as follows:

For every 1 share of the Emerging Markets Fund, shareholders received 0.4 shares of the Global X Emerging Markets ETF and a cash payment for each resulting fractional share as applicable. Immediately following the acquisition, Global X Emerging Markets ETF had 900,587 shares outstanding with net assets of $22,663,555.

For every 1 share of the Emerging Markets Great Consumer Fund, shareholders received 0.47 shares of the Global X Emerging Markets Great Consumer ETF and a cash payment for each resulting fractional share as applicable. Immediately following the acquisition, Global X Emerging Markets Great Consumer ETF had 15,164,586 shares outstanding with net assets of $378,237,835.

The Global X Emerging Markets ETF was renamed the Global X Emerging Markets ex-China ETF, effective as of April 1, 2024.

Notes to Financial Statements (Concluded)

May 31, 2025 (Unaudited)

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Sub-Adviser - Global X Emerging Markets ex-China ETF and Global X Emerging Markets
Great Consumer ETF:
Mirae Asset Global Investments (Hong Kong) Limited
Unit 1101, 11/F, Lee Garden Three
1 Sunning Road, Causeway Bay, Hong Kong

Sub-Adviser - Global X Emerging Markets Bond ETF:
Mirae Asset Global Investments (USA) LLC
1212 Avenue of the Americas, 10th Floor
New York, NY 10036

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-006-1300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: August 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: August 1, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: August 1, 2025